DEBT - Total (Details) ¥ in Millions, $ in Millions	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
DEBT
Short-term debt	¥ 6,633	$ 926	¥ 880
Total	6,633		880
Long-term debt, non-current portion	777	$ 108	4,546
Bank borrowings
DEBT
Long-term debt, current portion	807		791
Long-term debt, non-current portion	531		730
Convertible Debt
DEBT
Long-term debt, current portion	3,579
Long-term debt, non-current portion			3,594
FF&E liability
DEBT
Long-term debt, current portion	52		51
Long-term debt, non-current portion	231		209
Others
DEBT
Long-term debt, non-current portion	15		13
Bank borrowings
DEBT
Short-term debt	¥ 2,195		¥ 38